Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income taxes for the years ended December 31, 2015 and 2014 differed from the amount computed by applying the U.S. federal income tax rate of 34% to pre-tax loss as a result of the following:

	Years ended December 31,
	2015	2014
	(in thousands)
Computed “expected” income tax benefit	$(3,979)	$(3,761)
Increase (decrease) in income taxes resulting from:
Foreign tax rate and regulation differential	17	40
State income tax benefit, net of federal income tax benefit	(703)	(663)
Non-deductible stock-based compensation expense	68	94
Tax credits	(200)	(178)
Change in valuation allowance allocated to income tax expense	4,797	4,468
Total income taxes	$-	$-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The Company has incurred pre-tax losses for the years ended December 31, 2015 and 2014:

	Years ended December 31,
	2015	2014
	(in thousands)
Domestic	$(11,601)	$(10,780)
Foreign	(103)	(281)
Total	$(11,704)	$(11,061)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of HART’s deferred tax asset are as follows:
	Years ended December 31,
	2015	2014
	(in thousands)
Deferred tax assets:
Operating loss and credit carryforwards	$4,459	$2,543
Capitalized research and development	2,941	1,612
Stock-based compensation	2,457	1,086
Accrued expenses	17	27
Property, plant and equipment	51	9
Total deferred tax assets	9,925	5,277
Less: valuation allowance	(9,925)	(5,277)
Deferred tax assets, net	$-	$-